Filed Pursuant to Rule 485(b)

As filed with the Securities and Exchange Commission on July 3, 2012

Registration No. 33-19229; 811-5430

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 109	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 107	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor

Seattle, Washington 98101

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (206) 505-3598

Name and Address of Agent for Service:	Copies to:
Mary Beth Rhoden	Philip H. Newman, Esq.
Secretary	Goodwin Procter LLP
Russell Fund Services Company	Exchange Place
1301 Second Avenue, 18th Floor	Boston, Massachusetts 02109
Seattle, Washington 98101

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:

☐	immediately upon filing pursuant to paragraph (b)
☒	on (August 2, 2012) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph(b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until August 2, 2012, the effectiveness of the registration statement for the Registrant filed in Post-Effective Amendment No. 107 on April 6, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 109 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 107 to Registration No. 33-19229.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the SSgA Funds, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 109 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle, and State of Washington, on the 3rd day of July, 2012.

SSGA FUNDS, REGISTRANT

/s/ Mary Beth Rhoden
By Mary Beth Rhoden Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on June 5, 2012.

Signature	Title

/s/ Lynn L. Anderson	Trustee
Lynn L. Anderson

/s/ Shawn C.D. Johnson	Trustee
Shawn C.D. Johnson

/s/ William L. Marshall	Trustee
William L. Marshall

/s/ Patrick J. Riley	Chairman of the Board
Patrick J. Riley

/s/ Richard D. Shirk	Trustee
Richard D. Shirk

/s/ Bruce D. Taber	Trustee
Bruce D. Taber

/s/ Mark E. Swanson	Treasurer and Principal Financial Officer
Mark E. Swanson

/s/ James Ross	President and Principal Executive Officer
James Ross

/s/ Mary Beth Rhoden
*By Mary Beth Rhoden Attorney-in-fact

*	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 107 to Registration Statement Nos. No. 33-19229; 811-5430.